SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Joint Arrangements and Interest in Associates (Details)		2 Months Ended	12 Months Ended
	Apr. 12, 2022	Mar. 02, 2023	Dec. 31, 2022	Dec. 31, 2021
592 Sherbourne LP (The Selby)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			15.00%	15.00%
Proportion of voting rights held in associate			50.00%
57 Spadina LP (The Taylor)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			30.00%	30.00%
Proportion of voting rights held in associate			50.00%
THPAS Development JV-2 LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			20.00%
Proportion of voting rights held in associate			50.00%
WDL 3/4/7 LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture			33.00%	33.00%
Proportion of voting rights held in joint venture			33.00%
WDL 8 LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture			33.00%	33.00%
Proportion of voting rights held in joint venture			33.00%
WDL 20 LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture			33.00%	33.00%
Proportion of voting rights held in joint venture			33.00%
DKT B10 LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture			33.00%	33.00%
Proportion of voting rights held in joint venture			33.00%
6-8 Gloucester LP (The Ivy)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture			47.00%	47.00%
Proportion of voting rights held in joint venture			50.00%
Queen Ontario LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture	30.00%		10.00%	30.00%
Proportion of voting rights held in joint venture			50.00%
Symington LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture			10.00%
Proportion of voting rights held in joint venture			50.00%
Tricon Housing Partners US LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			68.00%
Proportion of voting rights held in associate			68.00%
Tricon Housing Partners US Syndicated Pool II LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			20.00%
Proportion of voting rights held in associate			50.00%
Remaining extension period (years)			2 years
Tricon Housing Partners US II LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			8.00%
Proportion of voting rights held in associate			50.00%
Tricon Housing Partners US II LP | Extension Received from Limited Partners
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Remaining extension period (years)		1 year
Tricon Housing Partners Canada III LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			10.00%
Proportion of voting rights held in associate			50.00%
CCR Texas Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			10.00%
Proportion of voting rights held in associate			50.00%
Remaining extension period (years)			1 year
Vistancia West Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			7.00%
Proportion of voting rights held in associate			50.00%
Conroe CS Texas Equity LP(5)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			10.00%
Proportion of voting rights held in associate			50.00%
Arantine Hills Equity LP(5)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			7.00%
Proportion of voting rights held in associate			50.00%
Viridian Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			18.00%
Proportion of voting rights held in associate			50.00%
Remaining extension period (years)			1 year
McKinney Project Equity LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			44.00%
Proportion of voting rights held in associate			50.00%
THPAS Holdings JV-1 LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			11.00%
Proportion of voting rights held in associate			50.00%